Trade Accounts and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Creditors	$ 2,902	$ 5,710
Insurances	163	162
Other	147	107
Total	$ 3,212	$ 5,979